Note 21 - Financial liabilities at amortized cost - Deposits from customers (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Deposits From Customers [Line Items]
Customer deposits	€ 375,104	€ 375,970
Demand deposits [Member]
Deposits From Customers [Line Items]
Customer deposits	269,010	260,573
Savings Accounts [Member]
Deposits From Customers [Line Items]
Customer deposits	98,634	106,385
Repurchase Agreements [Member]
Deposits From Customers [Line Items]
Customer deposits	237	1,209
Subordinated Accounts [Member]
Deposits From Customers [Line Items]
Customer deposits	211	220
Other Accounts [Member]
Deposits From Customers [Line Items]
Customer deposits	7,012	7,582
Total
Deposits From Customers [Line Items]
Customer deposits	375,104	375,970
Total | Of Which: Domestic currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	185,408	184,934
Total | Of Which: Foreign currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	€ 189,696	€ 191,036